Investment Strategy	Dec. 31, 2024
Franklin Templeton SMACS: Series C
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund will invest predominantly in debt securities, which may be represented by derivative investments that provide exposure to debt securities such as futures and swap agreements. Debt securities include all varieties of fixed, floating and variable rate instruments including secured and unsecured bonds, mortgage-backed securities (MBS) and other asset-backed securities, commercial mortgage-backed securities, municipal securities, sovereign debt, including emerging-markets sovereign debt, U.S. government and agency obligations, collateralized loan obligations (CLOs), debentures, zero coupon bonds, notes, and short-term debt instruments.

The Fund seeks income by selecting investments such as corporate, agency, securitized, and sovereign bonds that the investment manager believes have potential to provide consistent income. The Fund maintains the flexibility to invest in securities from a variety of sectors, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors. The Fund may invest in foreign securities, including emerging markets.

The Fund predominantly invests in investment grade debt securities and in unrated securities that the investment manager deems are of comparable quality. Securities rated in the top four ratings categories by one or more independent rating organizations such as S&P® Global Ratings (S&P®) (rated BBB- or better) or Moody's Investors Service (Moody's) (rated Baa3 or higher) at the time of purchase are considered investment grade. Derivatives whose reference securities are investment grade are considered by the Fund to be investment grade. The Fund's focus on the credit quality of its portfolio is intended to reduce credit risk and help to preserve the Fund's capital.

The Fund is a "non-diversified" fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Fund may invest in debt securities of any maturity or duration.

Under normal circumstances, the Fund’s investments will be U.S. dollar-denominated, although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation, a foreign government or its agencies and instrumentalities or a supranational organization.

The mortgage securities in which the Fund may invest also include fixed or adjustable-rate mortgage-backed securities (ARMS), those sold through the "to-be-announced" market (TBAs), non-agency residential mortgage-backed securities (RMBS) and collateralized mortgage obligations (CMOs), as well as other mortgage-related asset-backed securities. The Fund also may invest in mortgage dollar rolls.

The Fund may invest in complex fixed income securities, such as collateralized debt obligations (CDOs), which are generally a type of asset-backed securities. The Fund's investments in CDOs may include investments in collateralized loan obligations (CLOs), which are a type of CDO.

For purposes of pursuing its investment goal, the Fund may enter into various interest rate and credit-related derivatives, principally U.S. Treasury futures, interest rate swaps, interest rate and bond futures, credit default swaps (including credit default index swaps) and fixed income total return swaps. These derivatives may be used to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments. Derivatives that provide exposure to bonds may be used to satisfy the Fund’s policy to invest predominantly in debt securities.

The Fund's investment manager is a research-driven, fundamental investor that relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate issuers. The Fund uses an active asset allocation strategy to try to achieve its investment goals. This means the Fund actively purchases and sells securities and other investments in various market sectors based on the investment manager's ongoing assessment of changing economic, global market, industry, and issuer conditions. The Fund may seek to quickly and efficiently shift its exposure among various types of debt securities, including through derivative instruments and at any given time may have substantial amount of exposure to any type of debt or other income-producing investment. The investment manager uses a “top-down” analysis of macroeconomic trends, combined with a “bottom-up” fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. The investment manager may utilize quantitative models to identify investment opportunities as part of the portfolio construction process for the Fund. Quantitative models are proprietary systems that rely on mathematical computations to identify investment opportunities.

Franklin Templeton SMACS: Series CP
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund will invest predominantly in debt securities, which may be represented by derivative investments, such as futures and swap agreements, that provide exposure to debt securities. Debt securities include all varieties of fixed, floating and variable rate instruments including secured and unsecured bonds, mortgage-backed securities (MBS) (including residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS)) and other asset-backed securities, senior, bank and corporate floating rate and term loans (and loan participations), collateralized loan obligations (CLOs), corporate high yield bonds, sovereign debt, including emerging-markets sovereign debt, U.S. and agency securities, debentures, zero coupon bonds, notes, and short-term debt instruments.

The Fund seeks income by selecting investments such as corporate, agency, securitized, and sovereign bonds that the investment manager believes have potential to provide consistent income. The Fund maintains the flexibility to invest in securities from a variety of sectors, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors. The Fund may invest in foreign securities, including emerging markets.

The Fund may invest in debt securities of any maturity or duration.

The Fund may invest its assets in below investment grade securities without limit to potentially increase returns. The below-investment grade debt securities in which the Fund invests are generally rated at least Caa by Moody's Investors Service (Moody's) or CCC by S&P Global Ratings (S&P) or are unrated securities the Fund's investment manager determines are of comparable quality.

The Fund is a "non-diversified" fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The mortgage securities in which the Fund may invest also include fixed or adjustable-rate mortgage-backed securities (ARMS), those sold through the "to-be-announced" market (TBAs), commercial mortgage-backed securities (CMBS), non-agency residential mortgage-backed securities (RMBS) and collateralized mortgage obligations (CMOs), as well as other mortgage-related asset-backed securities. The Fund also may invest in mortgage dollar rolls.

The Fund may invest in complex fixed income securities, such as collateralized debt obligations (CDOs), which are generally a type of asset-backed securities. The Fund's investments in CDOs may include investments in collateralized loan obligations (CLOs), which are a type of CDO.

For purposes of pursuing its investment goals, the Fund regularly enters into various currency-related transactions involving derivative instruments, including currency and cross currency forwards, currency swaps, currency and currency index futures contracts and currency options. The Fund regularly enters into interest rate and credit-related transactions involving derivative instruments, including U.S. Treasury futures, interest rate, fixed income total return and credit default swaps (including credit default index swaps), and options on interest rate and credit default swaps, and interest rate and/ or bond futures contracts and options on interest rate futures. The use of these derivative transactions may allow the Fund to obtain net long or net short exposures to selected currencies, interest rates, countries, durations or credit risks. These derivative instruments may also be used for hedging purposes, to enhance Fund returns or to obtain exposure to various market sectors.

The Fund's investment manager is a research-driven, fundamental investor that relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate issuers. The Fund uses an active asset allocation strategy to try to achieve its investment goals. This means the Fund actively purchases and sells securities and other investments in various market sectors based on the investment manager's ongoing assessment of changing economic, global market, industry, and issuer conditions. The Fund may seek to quickly and efficiently shift its exposure among various types of debt securities, including through derivative instruments and at any given time may have substantial amount of exposure to any type of debt or other income-producing investment. The investment manager uses a "top-down" analysis of macroeconomic trends combined with a "bottom-up" fundamental analysis of market sectors, industries, and issuers to try to take advantage of varying sector reactions to economic events. The investment manager may utilize quantitative models to identify investment opportunities as part of the portfolio construction process for the Fund. Quantitative models are proprietary systems that rely on mathematical computations to identify investment opportunities.